UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21656

Name of Fund: BlackRock Energy and Resources Trust (BGR)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Energy and Resources Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2010

Date of reporting period: 07/31/2010

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2010 (Unaudited)	BlackRock Energy and Resources Trust (BGR)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Construction & Engineering—0.6%
MYR Group, Inc. (a)(b)	269,231	$4,525,773

Energy Equipment & Services—16.3%
Cameron International Corp. (a)	475,300	18,817,127
Core Laboratories NV	86,100	6,651,225
Halliburton Co.	555,300	16,592,364
National Oilwell Varco, Inc.	429,700	16,827,052
Noble Corp.	530,800	17,251,000
Schlumberger Ltd.	325,300	19,407,398
Technip SA	211,800	14,099,224
Weatherford International Ltd. (a)	483,900	7,839,180

		117,484,570

Gas Utilities—2.5%
EQT Corp.	486,000	17,826,480

Metals & Mining—3.4%
BHP Billiton Ltd. - ADR (c)	177,800	12,842,494
Goldcorp, Inc.	94,900	3,714,386
Silver Wheaton Corp. (a)	431,100	8,126,235

		24,683,115

Oil, Gas & Consumable Fuels—72.7%
Alpha Natural Resources, Inc. (a)	594,600	22,791,018
AltaGas Ltd.	451,400	8,513,833
Anadarko Petroleum Corp.	182,300	8,961,868
Apache Corp.	187,000	17,873,460
Arch Coal, Inc.	554,800	13,143,212
Cabot Oil & Gas Corp. (c)	360,400	10,981,388
Consol Energy, Inc.	480,221	17,998,683
Copano Energy LLC	260,100	7,280,199
Crescent Point Energy Corp.	309,700	11,414,360
Diamond Offshore Drilling, Inc.	70,200	4,176,198
Enbridge Energy Partners LP	73,200	3,971,832
Enterprise Products Partners LP	391,005	14,776,079
EOG Resources, Inc.	305,700	29,805,750
EXCO Resources, Inc.	1,161,200	16,849,012
Galleon Energy, Inc. (a)	440,600	1,641,455
Goodrich Petroleum Corp. (a)	364,100	4,529,404
Keyera Facilities Income Fund	619,867	17,298,754
Magnum Hunter Resources Corp. (a)	828,500	3,777,960
MarkWest Energy Partners LP	589,000	20,508,980
Massey Energy Co.	716,500	21,910,570
Occidental Petroleum Corp.	367,000	28,600,310
ONEOK Partners LP	144,800	9,973,824
Peabody Energy Corp.	499,900	22,570,485
Pembina Pipeline Income Fund	265,500	4,798,395
Penn Virginia Corp.	836,500	15,893,500
Petrohawk Energy Corp. (a)	2,312,400	36,466,548
Petroleo Brasileiro SA - ADR	772,800	24,613,680
Plains All American Pipeline LP	165,200	10,148,236
QEP Resources, Inc.	208,300	7,169,686
Range Resources Corp.	385,700	14,317,184
Ship Finance International Ltd.	468,500	8,929,610
SM Energy Co.	88,200	3,653,244
Southwestern Energy Co. (a)	445,000	16,220,250
Targa Resources Partners LP	300,000	8,250,000
Ultra Petroleum Corp. (a)	122,400	5,186,088
Whiting Petroleum Corp. (a)(d)	437,920	38,541,340
Williams Partners LP	245,200	11,362,568

		524,898,963

Pipelines—0.9%
Magellan Midstream Partners LP	134,200	6,555,670

Transportation—1.1%
Nordic American Tanker Shipping	266,400	7,640,352

Total Long-Term Investments (Cost—$683,366,681)—97.5%		703,614,923

Short-Term Securities	Shares/ Beneficial Interest	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (e)(f)	23,933,712	$23,933,712
BlackRock Liquidity Series, LLC, Money Market Series, 0.34% (e)(f)(g)	418,300	418,300

Total Short-Term Securities (Cost—$24,352,012)—3.4%		24,352,012

Total Investments Before Outstanding Options Written (Cost—$707,718,693*)—100.9%		727,966,935

Options Written	Contracts

Exchange-Traded Call Options Written—(0.6)%
Alpha Natural Resources, Inc., Strike Price USD 36, Expires 9/20/10	765	(313,650)
Alpha Natural Resources, Inc., Strike Price USD 37, Expires 9/20/10	765	(267,750)
Alpha Natural Resources, Inc., Strike Price USD 40, Expires 12/20/10	150	(58,500)
Anadarko Petroleum Corp., Strike Price USD 49, Expires 11/22/10	600	(327,000)
Anadarko Petroleum Corp., Strike Price USD 50, Expires 11/22/10	100	(49,000)
Apache Corp., Strike Price USD 90, Expires 8/23/10	325	(208,000)
Arch Coal, Inc., Strike Price USD 23, Expires 8/23/10	250	(35,000)
Arch Coal, Inc., Strike Price USD 23, Expires 9/20/10	450	(85,500)
BHP Billiton Ltd. - ADR, Strike Price USD 70, Expires 8/23/10	250	(88,125)
BHP Billiton Ltd. - ADR, Strike Price USD 72.50, Expires 8/23/10	250	(49,625)
BHP Billiton Ltd. - ADR, Strike Price USD 75, Expires 11/22/10	100	(39,750)
BHP Billiton Ltd. - ADR, Strike Price USD 80, Expires 11/22/10	200	(45,300)
Cabot Oil & Gas Corp., Strike Price USD 35, Expires 8/23/10	500	(5,000)
Cameron International Corp., Strike Price USD 37.50, Expires 11/22/10	290	(145,000)
Cameron International Corp., Strike Price USD 37.50, Expires 8/23/10	530	(160,325)
Cameron International Corp., Strike Price USD 39, Expires 11/22/10	290	(118,900)
Cameron International Corp., Strike Price USD 40, Expires 11/22/10	200	(72,000)
Cameron International Corp., Strike Price USD 40, Expires 8/21/10	350	(51,625)
Cameron International Corp., Strike Price USD 45, Expires 11/20/10	350	(55,125)
Consol Energy, Inc., Strike Price USD 44, Expires 8/23/10	250	(2,500)
Core Laboratories NV, Strike Price USD 82.50, Expires 8/23/10	155	(18,600)
Core Laboratories NV, Strike Price USD 82.50, Expires 9/20/10	145	(27,550)
Diamond Offshore Drilling, Inc., Strike Price USD 69.25, Expires 8/23/10	250	(5,625)
EOG Resources, Inc., Strike Price USD 105, Expires 10/18/10	100	(33,000)
EOG Resources, Inc., Strike Price USD 110, Expires 8/23/10	100	(2,500)
EOG Resources, Inc., Strike Price USD 120, Expires 8/23/10	100	(750)

1	JULY 31, 2010

Schedule of Investments (continued)	BlackRock Energy and Resources Trust (BGR)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options Written—(continued)
EQT Corp., Strike Price USD 45, Expires 9/20/10	420	$(6,300)
EXCO Resources, Inc., Strike Price USD 16, Expires 12/20/10	1,000	(110,000)
EXCO Resources, Inc., Strike Price USD 16, Expires 8/23/10	1,000	(15,000)
Goldcorp, Inc., Strike Price USD 46, Expires 8/23/10	315	(945)
Goodrich Petroleum Corp., Strike Price USD 12.50, Expires 8/23/10	1,275	(86,063)
Halliburton Co., Strike Price USD 30, Expires 8/23/10	375	(36,937)
Magnum Hunter Resources Corp., Strike Price USD 5, Expires 11/22/10	400	(21,000)
National-Oilwell Varco, Inc., Strike Price USD 39, Expires 11/22/10	300	(96,000)
National-Oilwell Varco, Inc., Strike Price USD 40, Expires 11/22/10	300	(81,000)
National-Oilwell Varco, Inc., Strike Price USD 40, Expires 8/23/10	535	(41,462)
National-Oilwell Varco, Inc., Strike Price USD 41, Expires 8/23/10	335	(15,075)
National-Oilwell Varco, Inc., Strike Price USD 42, Expires 11/22/10	100	(18,500)
Noble Corp., Strike Price USD 32, Expires 8/23/10	250	(31,875)
Noble Corp., Strike Price USD 34, Expires 8/23/10	100	(5,000)
Noble Corp., Strike Price USD 35, Expires 8/23/10	500	(11,250)
Occidental Petroleum Corp., Strike Price USD 80, Expires 8/23/10	840	(84,840)
Occidental Petroleum Corp., Strike Price USD 82, Expires 11/22/10	400	(114,138)
Occidental Petroleum Corp., Strike Price USD 95, Expires 11/22/10	200	(7,500)
Peabody Energy Corp., Strike Price USD 45, Expires 8/23/10	900	(143,550)
Peabody Energy Corp., Strike Price USD 45, Expires 9/20/10	600	(156,000)
Penn Virginia Corp., Strike Price USD 20, Expires 8/23/10	1,000	(40,000)
Penn Virginia Corp., Strike Price USD 24, Expires 8/23/10	200	(594)
Plains All American Pipeline LP, Strike Price USD 60, Expires 11/22/10	570	(185,250)
Plains All American Pipeline LP, Strike Price USD 62.50, Expires 11/22/10	200	(38,000)
Range Resources Corp., Strike Price USD 52.50, Expires 8/23/10	100	(500)
Schlumberger Ltd., Strike Price USD 62.50, Expires 11/22/10	250	(80,000)
Schlumberger Ltd., Strike Price USD 63.50, Expires 8/23/10	375	(16,417)
Schlumberger Ltd., Strike Price USD 65, Expires 11/22/10	250	(55,875)
Schlumberger Ltd., Strike Price USD 65, Expires 8/23/10	200	(4,800)
Schlumberger Ltd., Strike Price USD 67.50, Expires 11/22/10	100	(15,100)
Ship Finance International Ltd., Strike Price USD 20, Expires 11/22/10	250	(25,000)
Ship Finance International Ltd., Strike Price USD 20, Expires 8/23/10	500	(12,500)
Silver Wheaton Corp., Strike Price USD 22, Expires 8/23/10	1,000	(4,000)

Options Written	Contracts	Value

Exchange-Traded Call Options Written—(concluded)
SM Energy Co., Strike Price USD 45, Expires 8/23/10	170	$(8,500)
SM Energy Co., Strike Price USD 50, Expires 8/23/10	100	(1,500)
Southwestern Energy Co., Strike Price USD 42, Expires 8/23/10	200	(1,500)
Ultra Petroleum Corp., Strike Price USD 46, Expires 9/20/10	370	(32,375)
Ultra Petroleum Corp., Strike Price USD 53, Expires 8/23/10	35	(174)
Weatherford International Ltd., Strike Price USD 15, Expires 11/22/10	250	(52,875)
Weatherford International Ltd., Strike Price USD 16, Expires 11/22/10	500	(75,750)
Weatherford International Ltd., Strike Price USD 16, Expires 8/23/10	1,000	(64,000)
Weatherford International Ltd., Strike Price USD 17, Expires 11/22/10	250	(25,750)
Whiting Petroleum Corp., Strike Price USD 85, Expires 8/23/10	200	(93,000)

Total Exchange-Traded Call Options Written		(4,181,595)

Over-the-Counter Call Options Written—(0.6)%
Alpha Natural Resources, Inc., Strike Price USD 37.95, Expires 11/02/10, Broker JPMorgan Chase Securities	25,000	(97,076)
Alpha Natural Resources, Inc., Strike Price USD 38.41, Expires 11/05/10, Broker Deutsche Bank Securities	25,000	(93,212)
Alpha Natural Resources, Inc., Strike Price USD 42.55, Expires 11/02/10, Broker Deutsche Bank Securities	25,000	(51,625)
Apache Corp., Strike Price USD 90.26, Expires 11/02/10, Broker UBS Securities LLC	32,500	(296,799)
Apache Corp., Strike Price USD 95.77, Expires 11/02/10, Broker Deutsche Bank Securities	10,000	(58,034)
Arch Coal, Inc., Strike Price USD 23.05, Expires 11/05/10, Broker Deutsche Bank Securities	75,000	(187,735)
Arch Coal, Inc., Strike Price USD 23.39, Expires 11/02/10, Broker UBS Securities LLC	50,000	(115,256)
Arch Coal, Inc., Strike Price USD 24.71, Expires 11/02/10, Broker Morgan Stanley & Co., Inc.	25,000	(41,079)
Cabot Oil & Gas Corp., Strike Price USD 34.44, Expires 11/02/10, Broker JPMorgan Chase Securities	20,000	(18,820)
Cabot Oil & Gas Corp., Strike Price USD 34.73, Expires 11/05/10, Broker Deutsche Bank Securities	25,000	(22,652)
Cabot Oil & Gas Corp., Strike Price USD 37.23, Expires 8/09/10, Broker Citigroup Global Markets	26,000	(462)
Consol Energy, Inc., Strike Price USD 38.91, Expires 11/02/10, Broker UBS Securities LLC	25,000	(61,744)
Consol Energy, Inc., Strike Price USD 40.55, Expires 11/05/10, Broker JPMorgan Chase Securities	50,000	(88,958)
Consol Energy, Inc., Strike Price USD 42.01, Expires 11/02/10, Broker UBS Securities LLC	25,000	(33,685)

JULY 31, 2010	2

Schedule of Investments (continued)	BlackRock Energy and Resources Trust (BGR)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written—(continued)
Consol Energy, Inc., Strike Price USD 42.14, Expires 11/05/10, Broker Credit Suisse First Boston	25,000	$(33,896)
Consol Energy, Inc., Strike Price USD 42.98, Expires 11/02/10, Broker Morgan Stanley & Co., Inc.	25,000	(26,817)
Crescent Point Energy Corp., Strike Price CAD 38, Expires 8/23/10, Broker Bank of Montreal	510	(22,324)
Crescent Point Energy Corp., Strike Price CAD 38.86, Expires 8/09/10, Broker Goldman Sachs & Co.	50,000	(2,839)
EOG Resources, Inc., Strike Price USD 106.64, Expires 11/02/10, Broker Credit Suisse First Boston	10,000	(31,692)
EOG Resources, Inc., Strike Price USD 111.64, Expires 11/02/10, Broker Morgan Stanley & Co., Inc.	20,000	(38,270)
EOG Resources, Inc., Strike Price USD 112.42, Expires 11/05/10, Broker Morgan Stanley & Co., Inc.	50,000	(84,408)
EQT Corp., Strike Price USD 38.44, Expires 11/05/10, Broker Morgan Stanley & Co., Inc.	50,000	(66,755)
EQT Corp., Strike Price USD 39.80, Expires 11/12/10, Broker UBS Securities LLC	25,000	(25,006)
EQT Corp., Strike Price USD 40, Expires 11/02/10, Broker UBS Securities LLC	60,000	(51,830)
EXCO Resources, Inc., Strike Price USD 15.38, Expires 11/02/10, Broker Credit Suisse First Boston	48,000	(46,548)
EXCO Resources, Inc., Strike Price USD 16.36, Expires 11/02/10, Broker JPMorgan Chase Securities	50,000	(33,417)
EXCO Resources, Inc., Strike Price USD 16.72, Expires 11/05/10, Broker Deutsche Bank Securities	50,000	(25,552)
Goldcorp, Inc., Strike Price USD 42.52, Expires 11/02/10, Broker Credit Suisse First Boston	10,000	(12,614)
Goodrich Petroleum Corp., Strike Price USD 13.54, Expires 11/02/10, Broker JPMorgan Chase Securities	10,000	(9,480)
Halliburton Co., Strike Price USD 29.86, Expires 8/30/10, Broker UBS Securities LLC	146,000	(179,260)
Halliburton Co., Strike Price USD 32.61, Expires 11/02/10, Broker UBS Securities LLC	25,000	(27,531)
Magnum Hunter Resources Corp., Strike Price USD 5, Expires 8/27/10, Broker Goldman Sachs & Co.	125,000	(28,334)
Magnum Hunter Resources Corp., Strike Price USD 5.25, Expires 9/10/10, Broker Goldman Sachs & Co.	125,000	(30,115)
Massey Energy Co., Strike Price USD 31.67, Expires 11/02/10, Broker JPMorgan Chase Securities	50,000	(126,154)
Massey Energy Co., Strike Price USD 32.35, Expires 11/02/10, Broker UBS Securities LLC	50,000	(113,373)
Massey Energy Co., Strike Price USD 32.97, Expires 11/05/10, Broker JPMorgan Chase Securities	50,000	(104,901)

Options Written	Contracts	Value

Over-the-Counter Call Options Written—(continued)
Massey Energy Co., Strike Price USD 33.57, Expires 11/02/10, Broker Morgan Stanley & Co., Inc.	50,000	$(86,864)
National-Oilwell Varco, Inc., Strike Price USD 40.06, Expires 11/02/10, Broker Morgan Stanley & Co., Inc.	20,000	(47,697)
Noble Corp., Strike Price USD 35.11, Expires 11/02/10, Broker Morgan Stanley & Co., Inc.	25,000	(24,648)
Noble Corp., Strike Price USD 35.27, Expires 11/05/10, Broker Morgan Stanley & Co., Inc.	75,000	(73,200)
Nordic American Tanker Shipping Ltd., Strike Price USD 28.40, Expires 11/02/10, Broker Morgan Stanley & Co., Inc.	80,000	(97,748)
Nordic American Tanker Shipping Ltd., Strike Price USD 29.19, Expires 11/02/10, Broker JPMorgan Chase Securities	10,000	(8,386)
Peabody Energy Corp., Strike Price USD 47, Expires 11/05/10, Broker JPMorgan Chase Securities	30,000	(85,491)
Peabody Energy Corp., Strike Price USD 49.03, Expires 11/02/10, Broker Morgan Stanley & Co., Inc.	10,000	(20,728)
Penn Virginia Corp., Strike Price USD 20.61, Expires 11/02/10, Broker JPMorgan Chase Securities	25,000	(29,596)
Penn Virginia Corp., Strike Price USD 20.82, Expires 11/05/10, Broker Deutsche Bank Securities	50,000	(57,133)
Penn Virginia Corp., Strike Price USD 20.96, Expires 11/02/10, Broker Deutsche Bank Securities	25,000	(26,900)
Petrohawk Energy Corp., Strike Price USD 18.40, Expires 11/05/10, Broker Morgan Stanley & Co., Inc.	50,000	(30,480)
Petroleo Brasileiro SA - ADR, Strike Price USD 30.80, Expires 11/03/10, Broker Morgan Stanley & Co., Inc.	85,000	(202,370)
Petroleo Brasileiro SA - ADR, Strike Price USD 31.54, Expires 8/17/10, Broker Credit Suisse First Boston	79,000	(80,261)
Petroleo Brasileiro SA - ADR, Strike Price USD 31.70, Expires 11/02/10, Broker Morgan Stanley & Co., Inc.	66,000	(127,717)
Petroleo Brasileiro SA - ADR, Strike Price USD 33.37, Expires 11/02/10, Broker Goldman Sachs & Co.	25,000	(32,133)
QEP Resources, Inc., Strike Price USD 30.21, Expires 8/26/10, Broker UBS Securities LLC	36,500	(157,065)
QEP Resources, Inc., Strike Price USD 30.80, Expires 11/02/10, Broker UBS Securities LLC	36,500	(151,931)
Range Resources Corp., Strike Price USD 41.71, Expires 11/02/10, Broker Morgan Stanley & Co., Inc.	10,000	(13,533)
Range Resources Corp., Strike Price USD 44.10, Expires 11/05/10, Broker Deutsche Bank Securities	60,000	(54,988)
Ship Finance International Ltd., Strike Price USD 19.86, Expires 11/02/10, Broker JPMorgan Chase Securities	65,000	(54,675)

3	JULY 31, 2010

Schedule of Investments (continued)	BlackRock Energy and Resources Trust (BGR)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written—(concluded)
Ship Finance International Ltd., Strike Price USD 20.25, Expires 11/12/10, Broker JPMorgan Chase Securities	65,000	$(50,090)
Silver Wheaton Corp., Strike Price USD 20.02, Expires 11/05/10, Broker Deutsche Bank Securities	50,000	(58,952)
SM Energy Co., Strike Price USD 46.68, Expires 11/02/10, Broker UBS Securities LLC	10,000	(15,765)
Southwestern Energy Co., Strike Price USD 39.08, Expires 11/05/10, Broker Morgan Stanley & Co., Inc.	75,000	(132,632)
Southwestern Energy Co., Strike Price USD 40.30, Expires 11/02/10, Broker Morgan Stanley & Co., Inc.	35,000	(47,530)
Southwestern Energy Co., Strike Price USD 42.13, Expires 11/02/10, Broker Morgan Stanley & Co., Inc.	25,000	(21,882)
Technip SA, Strike Price EUR 49.95, Expires 9/01/10, Broker UBS Securities LLC	63,500	(293,221)
Whiting Petroleum Corp., Strike Price USD 93.42, Expires 8/05/10, Broker UBS Securities LLC	134,500	(10,118)
Whiting Petroleum Corp., Strike Price USD 93.46, Expires 11/02/10, Broker Deutsche Bank Securities	10,000	(41,902)
Whiting Petroleum Corp., Strike Price USD 96.58, Expires 11/02/10, Broker Morgan Stanley & Co., Inc.	10,000	(32,364)

Total Over-the-Counter Call Options Written		(4,456,253)

Total Options Written (Premiums Received $9,550,396)—(1.2)%		(8,637,848)

Total Investments Net of Outstanding Options Written—99.7%		719,329,087
Other Assets Less Liabilities—0.3%		2,407,805

Net Assets—100.0%		$721,736,892

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$690,003,036

Gross unrealized appreciation	$87,147,750
Gross unrealized depreciation	(49,183,851)

Net unrealized appreciation	$37,963,899

(a)	Non-income producing security.

(b)

Restricted security as to resale acquired 12/20/07. As of report date the Trust held 0.6% of its net assets, with a current market value of $4,525,773 and an original cost of $3,500,003 in these securities.

(c)	Security, or a portion thereof, pledged as collateral for outstanding options written.

(d)	Security, or a portion of security, is on loan.

(e)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2009	Net Activity	Shares/ Beneficial Interest Held at July 31, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	18,701,414	5,232,298	23,933,712	$17,656
BlackRock Liquidity Series, LLC Money Market Series	5,894,700	(5,476,400)	418,300	$15,060

(f)	Represents current yield as of report date.

(g)	Security purchased with the cash collateral from securities loans.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of July 31, 2010 in determining the fair valuation of the Trust’s investments and derivatives:

	Valuation Inputs

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks[1]	$689,515,699	$14,099,224	—	$703,614,923
Short-Term Securities	23,933,712	418,300	—	24,352,012

Total	$713,449,411	$14,517,524	—	$727,966,935

[1]	See above Schedule of Investments for values in each industry excluding Level 2, Energy Equipment & Services, within the table.

JULY 31, 2010	4

Schedule of Investments (concluded)	BlackRock Energy and Resources Trust (BGR)
(Percentages shown are based on Net Assets)

	Derivative Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Liabilities:
Equity contracts	$(4,072,596)	$(4,565,252)	—	$(8,637,848)

[2]	Derivative financial instruments are options which are shown at market value.

KEY TO ABBREVIATIONS

ADR	—	American Depositary Receipt
CAD	—	Canadian Dollar
EUR	—	Euro
USD	—	U.S. Dollar

5	JULY 31, 2010

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Energy and Resources Trust

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock Energy and Resources Trust

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of BlackRock Energy and Resources Trust

Date: September 27, 2010

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Energy and Resources Trust

Date: September 27, 2010